Earning Per Share (Details) - shares		12 Months Ended
	Jul. 11, 2018	Dec. 31, 2025	Dec. 31, 2021
Earnings Per Share [Line Items]
Issuance of shares	1,230,434,040	187,933,720
Ordinary shares settled to share-based compensation		187,933,720
Depositary [Member]
Earnings Per Share [Line Items]
Issuance of shares			187,933,720